MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial Investments
Marketable securities	R$ 6,330,334	R$ 21,098,565
Current	6,150,631	21,098,565
Non Current	179,703
Investment funds
Financial Investments
Marketable securities	R$ 6,683
Percentage of basis used to calculate interest rate	61.51%
Private Funds
Financial Investments
Marketable securities	R$ 1,431,303	14,933,513
Percentage of basis used to calculate interest rate	98.73%
Public Titles Measured At Fair Value Through Profit or Loss
Financial Investments
Marketable securities	R$ 1,631,319	2,049,281
Private Securities (Compromised)
Financial Investments
Marketable securities	R$ 3,081,326	R$ 4,115,771
Percentage of basis used to calculate interest rate	98.73%
Private Securities (Compromised) - Escrow Account
Financial Investments
Marketable securities	R$ 179,703
Percentage of basis used to calculate interest rate	101.02%